Average Annual Total Returns - FidelityAdvisorDiversifiedStockFund-OPRO - FidelityAdvisorDiversifiedStockFund-OPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2024
Fidelity Advisor Diversified Stock Fund - Class O | Return Before Taxes
Average Annual Return:
Past 1 year	28.33%
Past 5 years	16.67%
Past 10 years	11.64%
Fidelity Advisor Diversified Stock Fund - Class O | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.27%
Past 5 years	14.64%
Past 10 years	9.62%
Fidelity Advisor Diversified Stock Fund - Class O | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.51%
Past 5 years	13.18%
Past 10 years	9.02%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%